UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON,  D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2013
Check her if Amendment [  ]; Amendment Number:
This Amendment (Check only one.).  [  ]is  a restatement
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	McMillion Capital Management, Inc.
Address:	701 Green Valley Rd. Suite 104
		Greensboro,  NC  27408

13F File Number:	28-7496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name:	Donald C. McMillion
Title:		President
Phone:	336-274-2491
Signature, Place, and Date of Signing:

Donald C. McMillion 	Greensboro, NC	May 7, 2013

Report Type (Check Only One.):

[ X ]  	13F HOLDINGS REPORT.
[  ]  		13F NOTICE
[  ] 		13F COMBINATION REPORT

List of other Managers Reporting for this Manager:

NONE

I am signing this report as required by the Securities and Exchange Act of 1934.
<table>					Investment				Voting
<c>	<c>		Fair		Discretion			Managers	 Authority(Shares)
Name of Issue	Title of Class	Cusip	Market Value	Shares	Sole	Defined	Shared	See. V	Sole	Shared	None
COMMON STOCK


3M Company	Common	88579y101	1902098.52	17892	17892				17892
ABBOTT LABS	Common	2824100	1431519.6	40530	40530				40530
ABBVIE, INC	Common	00287Y109	1633442.9	40055	40055				40055
ACE LTD	Common	H0023R105	8007.3	90	90				90
ACTAVIS, INC	Common	00507K103	11053.2	120	120				120
AFLAC	Common	1055102	3901.5	75	75				75
AGILENT	Common	00846U101	3777.3	90	90				90
ALCATEL LUCENT ADS	Common	13904305	90.44	68	68				68
ALNYLAM PHARMACEUTICALS	Common	02043Q107	1218.5	50	50				50
ALTRIA GROUP INC.	Common	02209S103	10317	300	300				300
AMERICAN EXPRESS CO	Common	25816109	4359467.58	64623	64623				64623
AMERIPRISE FINL INC.	Common	03076C106	46915.05	637	637				637
ANADARKO PETROLEUM	Common	32511107	18695.94	214	214				214
APPLE COMPUTER	Common	37833100	145192.48	328	328				328
ASCENT MEDIA CORP	Common	43632108	669.96	9	9				9
AT&T CORP.	Common	00206R102	3558930	97000	97000				97000
BALLY TOTAL FITNESS	Common	05873K207	1.12	4	4				4
BANK NOVA SCOTIA HALIFAX	Common	64149107	48946.8	840	840				840
BANKAMERICA	Common	60505104	51557.94	4233	4233				4233
BB & T Corp.	Common	54937107	131838	4200	4200				4200
BHP BILLITON LIMITED ADR	Common	88606108	27372	400	400				400
BMC SOFTWARE	Common	55921100	15057.25	325	325				325
BRISTOL MYERS SQUIBB CO	Common	110122108	4073196.72	98888	98888				98888
BT GROUP PLC ADR	Common	5.58E+104	75654	1800	1800				1800
BUNGE LIMITED	Common	G16962105	83649.39	1133	1133				1133
CA INC	Common	12673P105	5287.8	210	210				210
CAPITAL BANK FINL CORP	Common	139794101	805.11	47	47				47
CATERPILLAR, INC.	Common	149123101	2033010.72	23376	23376				23376
CENTURYTEL INC.	Common	156700106	3583.26	102	102				102
CHEVRONTEXACO	Common	166764100	5318026.74	44757	44757				44757
CHORUS LTD SPON ADS SLM	Common	17040V107	2986.05	255	255				255
CHUBB CORP	Common	171232101	7440.05	85	85				85
CINTAS CORP	Common	172908105	52956	1200	1200				1200
CISCO SYSTEMS	Common	17275R102	1418728.71	67898	67898				67898
COCA COLA	Common	191216100	3883938.48	96042	96042				96042
COLGATE PALMOLIVE	Common	194162103	260492.21	2207	2207				2207
COMCAST CORP. A	Common	20030N101	8102.14	193	193				193
CONOCO PHILLIPS	Common	20825C104	18030	300	300				300
CONSTELLATION BRANDS A	Common	21036P108	7146	150	150				150
CREE INC.	Common	225447101	92459.9	1690	1690				1690
DANAHER CORP	Common	235851102	174020	2800	2800				2800
DELL COMPUTER	Common	24702R101	1132.07	79	79				79
DIAGEO	Common	25243Q205	5662.8	45	45				45
DISCOVERY COMMUNICATIONS INC A	Common	25470F104	7480.3	95	95				95
DISCOVERY COMMUNICATIONS SER C	Common	25470F302	6606.3	95	95				95
DOMINION RES INC VA	Common	25746u109	102745.88	1766	1766				1766
DOVER CORP.	Common	260003108	7288	100	100				100
DOW CHEMICAL	Common	260543103	7164	225	225				225
DR PEPPER SNAPPLE GROUP INC	Common	2.61E+113	1690.2	36	36				36
DU PONT E I DE NEMOURS &	Common	263534109	33428.8	680	680				680
DUKE ENERGY CORP NEW	Common	26441C204	121878.46	1679	1679				1679
DUKE REALTY INVESTMENTS INC.	Common	264411505	2037.6	120	120				120
EMC CORP	Common	268648102	3382226.75	141575	141575				141575
EMERSON ELEC CO	Common	291011104	96655.1	1730	1730				1730
ENERGY TRANSFER PARTNERS	Common	29273R109	116587	2300	2300				2300
EQUITY RESIDENTIAL PPTY TR SH 	Common	29476L107	51205.8	930	930				930
EXELIS INC	Common	30162A108	6904.26	634	634				634
EXPRESS SCRIPTS HLDG C	Common	30219G108	6683.92	116	116				116
EXXON MOBIL CP	Common	30231g102	5165285.42	57322	57322				57322
FDX Corp	Common	31428X106	3161647.2	32196	32196				32196
FLUOR CORPORATION	Common	343412102	23348.16	352	352				352
FMC CORP NEW	Common	302491303	2509.32	44	44				44
FOSTER WHEELER AG	Common	H27178104	1142.5	50	50				50
FOUR OAKS FINANCIAL	Common	350891107	751.4	442	442				442
FREEPORT MCMRN COP & GOLD B	Common	35671D857	31445	950	950				950
GAP, INC	Common	364760108	8673	245	245				245
GENERAL ELEC CO	Common	369604103	2843089.53	122971	122971				122971
GENERAL MILLS	Common	370334104	77170.15	1565	1565				1565
GENUINE PARTS	Common	372460105	68250	875	875				875
GOLDCORP INC NEW	Common	380956409	23541	700	700				700
GOOGLE INC CL A	Common	38259P508	28590.77	36	36				36
GUGGENHEIM MIDCAP 400 PURE GRO	Common	78355W601	486194.8	4810	4810				4810
HEINZ HJ	Common	423074103	3435354.45	47535	47535				47535
HELEMERICH PAYNE INC	Common	423452101	187866.5	3095	3095				3095
HOME DEPOT	Common	437076102	113392.5	1625	1625				1625
HONEYWELL	Common	438516106	28105.55	373	373				373
INTEL CORP.	Common	458140100	1520851.42	69652	69652				69652
INTERNATIONAL BUSINESS M	Common	459200101	7074307.91	33166	33166				33166
INTERNATIONAL PAPER	Common	460146103	3167.44	68	68				68
ISHARES S&P GSTI SOFTWARE INDE	Common	464287515	4555725.35	65635	65635				65635
ITT CORP. (NEW)	Common	450911201	9012.31	317	317				317
JOHNSON & JOHNSON	Common	478160104	3823430.9	46896	46896				46896
JP MORGAN CHASE & CO.	Common	46625h100	2275849.39	47953	47953				47953
KELLOGG	Common	487836108	6765.15	105	105				105
KIMBERLY-CLARK	Common	494368103	2351.52	24	24				24
KRAFT FOODS GRP, INC.	Common	50076Q106	5874.42	114	114				114
LABORATORY CORP. OF AMERICA	Common	50540R409	21197	235	235				235
LIBERTY PROPERTY TRUST	Common	531172104	8347.5	210	210				210
LP MAGELLAN MIDSTREAM	Common	559080106	93502.5	1750	1750				1750
LP SUBURBAN PROPANE PARTNRSHP	Common	864482104	53622.5	1205	1205				1205
MARATHON OIL	Common	565849106	3530011.92	104686	104686				104686
MARKWEST ENERGY	Common	570759100	75937.5	1250	1250				1250
MASCO CORP	Common	574599106	40500	2000	2000				2000
MCDONALDS CORP.	Common	580135101	1006370.55	10095	10095				10095
MERCK & CO INC	Common	58933Y105	2732886	61830	61830				61830
METLIFE INC	Common	59156R108	86571.54	2277	2277				2277
MICROSOFT CORP.	Common	594918104	3818080.98	133476	133476				133476
MONDELEZ INTERNATIONAL, INC.	Common	609207105	10562.17	345	345				345
NABORS INDUSTRIES	Common	G6359F103	9732	600	600				600
NEWBRIDGE BANCORP	Common	65080T102	5890	1000	1000				1000
NEWMONT MINING CORP	Common	651639106	28108.19	671	671				671
NEXTERA ENERGY INC	Common	65339F101	683584	8800	8800				8800
NIKE INC CLASS B	Common	654106103	22423.8	380	380				380
NOBLE CORP	Common	H5833N103	3815	100	100				100
NORDSTROM INC	Common	655664100	2209.2	40	40				40
NORTHWEST NATURAL GAS	Common	667655104	40533.5	925	925				925
ORACLE CORP	Common	68389X105	3340691.23	103331	103331				103331
OWENS ILL INC	Common	690768403	2398.5	90	90				90
PALL CORP	Common	696429307	61533	900	900				900
PEPCO HOLDINGS	Common	713291102	5992	280	280				280
PEPSICO, INC.	Common	713448108	87021	1100	1100				1100
PFIZER INC	Common	717081103	3228799.08	111878	111878				111878
PHILIP MORRIS INTL	Common	718172109	6953.25	75	75				75
PHILLIPS 66	Common	718546104	4478.08	64	64				64
PIEDMONT NATURAL GAS	Common	720186105	288028.8	8760	8760				8760
PLAINS ALL AMERICAN PIPELINE	Common	726503105	90368	1600	1600				1600
PLUM CREEK TIMBER CO INC	Common	729251108	1827	35	35				35
PNC FINL CORP	Common	693475105	4322.5	65	65				65
POWERSHARES EXCHANGE FINL PFD 	Common	73935X229	23477.51	1267	1267				1267
POWERSHARES GLOBAL ETF GBL WAT	Common	73936T623	1632639.96	85122	85122				85122
POWERSHARES QQQ TRUST SERIES I	Common	73935A104	3103.65	45	45				45
PRAXAIR INC.	Common	74005P104	100386	900	900				900
PROCTER & GAMBLE	Common	742718109	3099738.5	40225	40225				40225
PROTECTIVE LIFE CORP.	Common	743674103	2148	60	60				60
PRUDENTIAL FINANCIAL	Common	744320102	47192	800	800				800
QUALCOMM INC	Common	747525103	2861350.3	42745	42745				42745
QUEST DIAGNOSTICS INC	Common	74834L100	112922	2000	2000				2000
REGIONS FINANCIAL CORP NEW	Common	7591EP100	393.12	48	48				48
ROSS STORES INC	Common	778296103	15155	250	250				250
ROYAL DUTCH SHELL GDR	Common	780259206	63074.88	968	968				968
S&P MIDCAP 400 DEP	Common	595635103	5243	25	25				25
SANOFIAVENTIS SPS ADRS	Common	80105N105	3989603.4	78105	78105				78105
SCANA CORP	Common	80589M102	3376815.8	66005	66005				66005
SCANSOURCE	Common	806037107	18343	650	650				650
SCHLUMBERGER	Common	806857108	58414.2	780	780				780
SIEMENS A G ADR	Common	826197501	13475	125	125				125
SOUTHERN CO	Common	842587107	983208.6	20955	20955				20955
SOUTHERN FIRST BANCSHARES	Common	842873101	11453.2	1096	1096				1096
SPDR DOW JONES AVG ETF TR UNIT	Common	78467X109	50135.4	345	345				345
SPDR-CONSUMER DISCRETIONARY	Common	81369Y407	3975	75	75				75
SPDR-CONSUMER STAPLES	Common	81369Y308	3977	100	100				100
SPDR-ENERGY	Common	81369Y506	919361.52	11592	11592				11592
SPDR-FINANCIAL	Common	81369Y605	2458.21	135	135				135
SPDR-HEALTH CARE	Common	81369Y209	6671.3	145	145				145
SPDR-INDUSTRIAL	Common	81369Y704	4802.4	115	115				115
SPDR-MATERIALS	Common	81369Y100	1292.94	33	33				33
SPDR-UTILITIES	Common	81369Y886	977.5	25	25				25
SPECTRA ENERGY CORP	Common	847560109	39021.75	1269	1269				1269
SPRD-TECHNOLOGY	Common	81369Y803	7567.5	250	250				250
STANDARD & POORS DEP RCPTS B/E	Common	78462F103	401231.87	2561	2561				2561
STATE ST CORP	Common	857477103	4727.2	80	80				80
STRYKER CORP	Common	863667101	78288	1200	1200				1200
SYSCO CORP.	Common	871829107	23915.6	680	680				680
TARGET CORPORATION	Common	8.76E+110	541781.75	7915	7915				7915
TELECOM NEW ZEALAND ADR	Common	879278208	12265.61	1279	1279				1279
TEVA PHARMACEUTICAL ADR	Common	881624209	1401457.92	35319	35319				35319
TIFFANY AND COMPANY	Common	886547108	20862	300	300				300
TRAVELERS	Common	8.94E+113	17679.9	210	210				210
UDR, INC.	Common	902653104	35510.92	1468	1468				1468
UNION PACIFIC	Common	907818108	110082.93	773	773				773
UNITED HEALTHCARE	Common	91324P102	4748.43	83	83				83
UNITED TECHNOLOGIES	Common	913017109	1416025.08	15156	15156				15156
UNUMPROVIDENT CORP	Common	91529Y106	5650	200	200				200
USBANCORP	Common	902973304	7464.6	220	220				220
VERIZON COMMUNICATONS	Common	92343V104	5041069.75	102565	102565				102565
VULCAN MATERIALS	Common	929160109	60747.5	1175	1175				1175
WAL MART STORES INC	Common	931142103	2468791.36	32992	32992				32992
WELLS FARGO	Common	949746101	3031293.51	81949	81949				81949
WELLS FARGO & CO NEW PFD DIV E	Common	949746887	3.2	10	10				10
WESTERN UNION CO.	Common	959802109	36848	2450	2450				2450
WILLIAMS PARTNERS LP 	Common	96950F104	33670	650	650				650
WINDSTREAM CORP	Common	97381W104	8056.88	1016	1016				1016
XYLEM INC	Common	98419M100	17473.04	634	634				634
YADKIN VALLEY FINANCIAL	Common	984314104	5441.57	1357	1357				1357
ZIMMER HOLDINGS	Common	98956P102	5114.96	68	68				68
VANGUARD MID-CAP GROWTH ETF	Common	922908538	3466.35	45	45				45
VANGUARD MID-CAP VALUE ETF	Common	922908512	12094.2	180	180				180
GUGGENHEIM S&P 500 PURE GROWTH	Common	78355W403	332509.28	5989	5989				5989
VANGUARD LARGE CAP GROWTH	Common	922908736	1186213.04	15304	15304				15304
ISHARES S&P SMALL CAP 600 ETF	Common	464287804	60942	700	700				700
VANGUARD INDEX SMALL CAP ETF	Common	922908595	3497.2	35	35				35
VANGUARD SMALL CAP VALUE ETF	Common	922908611	11090.25	135	135				135
VANGUARD ETF EMRG MKTS VIPERS	Common	922042858	5832218.67	135965	135965				135965

Totals			128,937,562.46	2,673,508	2,673,508				2,673,508